Schedule of investments
Delaware VIP® Trust  —  Delaware VIP U.S. Growth Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.93%♦
Communication Services — 14.62%
Alphabet Class A †	8,415	$12,333,024
Charter Communications Class A †	30,669	19,147,884
Match Group †	128,509	14,219,521
Netflix †	25,111	12,556,253
		58,256,682
Consumer Discretionary — 12.69%
Amazon.com †	8,348	26,285,598
NIKE Class B	117,981	14,811,335
Starbucks	110,107	9,460,393
		50,557,326
Financial Services — 3.10%
KKR & Co.	360,143	12,367,311
		12,367,311
Healthcare — 11.81%
Edwards Lifesciences †	148,566	11,858,538
Illumina †	32,035	9,901,378
Intuitive Surgical †	18,370	13,034,250
IQVIA Holdings †	77,963	12,289,307
		47,083,473
Industrials — 8.08%
Uber Technologies †	524,843	19,146,273
Waste Management	115,373	13,056,762
		32,203,035
Materials — 2.91%
Ball	139,531	11,597,817
		11,597,817
Technology — 46.72%
Adobe †	19,727	9,674,712
Autodesk †	54,580	12,608,526
Coupa Software †	42,186	11,569,089
Mastercard Class A	56,181	18,998,729
Microsoft	167,183	35,163,600
Paycom Software †	41,057	12,781,044
PayPal Holdings †	90,596	17,850,130
ServiceNow †	38,183	18,518,755
Twilio Class A †	71,123	17,573,782
Visa Class A	118,625	23,721,441
Wix.com †	30,374	7,740,814
		186,200,622
Total Common Stock (cost $250,207,608)		398,266,266

	Number of shares	Value (US $)

Short-Term Investments — 0.51%
Money Market Mutual Funds — 0.51%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	508,801	$508,801
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	508,801	508,801
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	508,802	508,802
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	508,801	508,801
Total Short-Term Investments (cost $2,035,205)		2,035,205

Total Value of Securities—100.44% (cost $252,242,813)		400,301,471
Liabilities Net of Receivables and Other Assets—(0.44%)		(1,769,388)
Net Assets Applicable to 35,004,752 Shares Outstanding—100.00%		$398,532,083
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

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